Shareholders’ Equity (Details) - Schedule of Status of RSUs Under the Plan - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 shares
Schedule of Status of RSUs Under the Plan [Line Items]
Unvested at beginning of year	8,160,149
Granted	2,547,701
Vested	1,708,047
Forfeited	518,079
Unvested at end of the period	8,481,724